CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 4,171
Capital securities redeemed net of issued	(48)
Non-cash changes on capital securities
Fair value changes	39
Foreign currency translation	3
Capital Securities	$ 4,165